Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income	$ 2,332	$ 2,244
Other comprehensive (loss) income, net of tax:
Net unrealized (loss) gain on translation of net investment in foreign operations	(515)	685
Net unrealized (loss) gain on cash flow hedges	(106)	114
Reclassification of net (gain) loss on cash flow hedges to net income	(1)	60
Reclassification of net loss on pensions to net income	6	5
Pension and post-retirement benefits	(13)	8
Other comprehensive (loss) income	(629)	872
Comprehensive income	1,703	3,116
Comprehensive income attributable to non-controlling interests	(11)	(79)
Comprehensive income attributable to Magna International Inc.	$ 1,692	$ 3,037